Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement [line items]
Inventory writedown	$ 917	$ 16
Provision of inventories	660
Cost of sales
Statement [line items]
Inventory writedown	910	0
Cost of goods sold
Statement [line items]
Inventory writedown	$ 7	$ 16